UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GNMA — Government National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (103.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.7%)
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa2	$150,000	$157,890

			157,890
Arizona (2.5%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,507
AZ State Lottery Rev. Bonds, 5.00%, 7/1/25(FWC)	AA+	300,000	344,781
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	104,495
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	20,000	20,317
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	24,865

			544,965
California (11.7%)
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/21	BBB-	100,000	106,555
CA State G.O. Bonds, 6.20%, 10/1/19	Aa3	300,000	306,168
CA State Mandatory Put Bonds (12/1/20), Ser. C, 2.46%, 12/1/28	Aa3	350,000	351,533
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	113,054
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (8/1/21) (CA Academy of Sciences), Ser. D, 2.119%, 8/1/47	A2	200,000	200,236
Mandatory Put Bonds (4/1/22) (J. Paul Getty Trust (The)), Ser. A-2, 2.068%, 10/1/47	Aaa	500,000	499,950
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/18), (Republic Svcs., Inc.), Ser. A, 2.30%, 8/1/23	BBB+	200,000	200,018
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	203,356
Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 2.504%, 7/1/19	A3	130,000	130,010
Riverside, Wtr. Mandatory Put Bonds (1/15/20), Ser. A-17, 2.37%, 10/1/35	AAA	190,000	190,110
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	40,388
Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	200,000	201,464

			2,542,842
Colorado (5.7%)
CO E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/21), Ser. A, 2.085%, 9/1/39	A2	500,000	500,145
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20	BBB	100,000	103,316
Denver City & Cnty., Arpt. Mandatory Put Bonds (11/15/19), (Denver Intl. Arpt.), Ser. B, 2.616%, 11/15/31	A1	170,000	170,209
E-470 CO Pub. Hwy. Auth. Mandatory Put Bonds (9/1/19), (Sr. Libor Index), Ser. A, 2.568%, 9/1/39	A2	100,000	100,006
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	157,385
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	100,000	99,402
U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	107,336

			1,237,799
District of Columbia (0.7%)
DC, G.O. Bonds, Ser. B, AGM, 3.80%, 6/1/20	Aaa	150,000	152,615

			152,615
Florida (4.1%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	31,401
Miami-Dade Cnty., Special Oblig. Rev. Bonds, (Build America Bond), Ser. B, AGC, 6.97%, 4/1/39	AA	750,000	751,763
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	101,264

			884,428
Georgia (4.1%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (5/3/21), (GA Transmission Corp. Vogtle Project), 2.50%, 1/1/52	AA-	200,000	201,658
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	75,000	81,104
Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/20	A3	85,000	87,578
Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A-/F	500,000	528,575

			898,915
Idaho (2.3%)
ID State Hlth. Fac. Auth. Hosp. Mandatory Put Bonds (5/1/19), (Trinity Hlth. Corp. Oblig. Group), 1.70%, 12/1/48	Aa3	500,000	500,065

			500,065
Illinois (8.6%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/21 (Escrowed to Maturity)	BBB+	50,000	52,924
Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	B+	100,000	104,096
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	215,358
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa3	500,000	538,455
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,558
5.00%, 1/1/21	Baa3	150,000	156,044
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	83,469
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	102,184
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/19	Aa3	500,000	512,210

			1,869,298
Indiana (0.5%)
IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (6/3/19), (Republic Svcs., Inc.), Ser. A, 2.35%, 5/1/34	BBB+	100,000	100,000

			100,000
Kentucky (1.2%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	46,335
KY State Pub. Energy Auth. Gas Supply Rev. Bonds, Ser. B, 4.00%, 7/1/20	A1	200,000	204,526

			250,861
Maryland (0.4%)
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	87,059

			87,059
Massachusetts (2.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(UMass Memorial Hlth. Care Oblig. Group), Ser. I, 5.00%, 7/1/19	BBB+	100,000	101,009
(Boston U.), Ser. Z-1, 1.50%, 8/1/19	Aa3	285,000	284,712
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	80,000	82,307

			468,028
Michigan (4.6%)
Genesee Cnty., Mandatory Put Bonds (3/12/19), 3.109%, 10/1/19	A	83,000	83,000
Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	A+	100,000	115,115
MI State Fin. Auth. Rev. Bonds
(Trinity Hlth. Corp. Oblig. Group), Ser. MI-1, 5.00%, 12/1/19	Aa3	150,000	153,641
(Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A	100,000	102,155
MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/21), (Ascension Hlth.), Ser. F-2, 1.90%, 11/15/47	AA+	355,000	354,176
Milan Area Schools G.O Bonds, 5.00%, 5/1/21	AA	175,000	186,664

			994,751
Minnesota (0.3%)
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	72,742

			72,742
Missouri (2.3%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 1.65%, 9/1/30	VMIG 1	500,000	500,000

			500,000
Montana (0.2%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	50,000	50,606

			50,606
Nevada (0.5%)
Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	109,216

			109,216
New Jersey (4.0%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	205,722
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/21	Baa1	100,000	107,055
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/19	Baa1	100,000	101,163
Ser. AAA, 5.00%, 6/15/19	Baa1	100,000	100,893
NJ State Tpk. Auth. Mandatory Put Bonds (1/1/21), Ser. C-5, 2.216%, 1/1/28	A+	150,000	150,347
NJ State Trans. Trust Fund Auth. Rev. Bonds, (Federal Hwy. Reimbursement Notes), 5.00%, 6/15/19	A+	200,000	201,730

			866,910
New Mexico (2.4%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/22), (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	97,465
NM State Severance Tax Rev. Bonds, Ser. A, 5.00%, 7/1/19	Aa2	410,000	414,473

			511,938
New York (11.7%)
Hempstead, Union Free School Dist. G.O. Notes, 2.75%, 6/27/19	A	200,000	200,404
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	200,000	203,302
NY City, G.O. Bonds, Ser. C, 2.55%, 12/1/19	Aa2	500,000	498,395
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds, (Culinary Inst. of America), 5.00%, 7/1/19	Baa2	100,000	100,956
NY State Thruway Auth. Rev. Bonds, Ser. A, 5.00%, 5/1/19	A2	700,000	703,647
Port Auth. of NY & NJ Rev. Bonds, Ser. 185, 5.00%, 9/1/21	Aa3	500,000	538,585
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	300,000	300,000

			2,545,289
Ohio (2.0%)
Lancaster, Port Auth. Mandatory Put Bonds (8/1/19), (Gas), 2.401%, 5/1/38	Aa2	125,000	125,023
Mason, City School Dist. G.O. Notes, 4.00%, 8/22/19	Aa1	300,000	301,638

			426,661
Oregon (3.7%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-	250,000	250,018
Portland, Swr. Sys. Rev. Bonds, Ser. B, 5.00%, 6/15/19	Aa2	540,000	545,119

			795,137
Pennsylvania (4.6%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	217,466
Bethlehem, Area School Dist. Auth. Mandatory Put Bonds (11/1/21), 2.235%, 1/1/30	A1	150,000	150,044
PA State COP, Ser. A, 5.00%, 7/1/20	A2	100,000	103,807
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	198,344
PA State Tpk. Comm. Rev. Bonds, 5.00%, 12/1/21(FWC)	A1	200,000	212,278
State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	110,948

			992,887
Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/19	Baa2	125,000	125,875

			125,875
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	108,445

			108,445
South Carolina (0.5%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D, 5.00%, 12/1/22	A+	100,000	109,049

			109,049
Texas (14.8%)
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/22	A-	300,000	323,895
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.73%, 12/1/24	A-1+	200,000	200,000
Leander, Indep. School Dist. G.O. Bonds, Ser. A, PSFG, zero %, 8/15/20	AAA	500,000	487,505
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	75,000	86,792
San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/19), Ser. A, 2.25%, 2/1/33	Aa2	700,000	702,149
Tomball, Mandatory Put Bonds (8/15/19), (Indpt. School Bldg. & Dist.), Ser. B-3, PSFG, 1.10%, 2/15/43	Aaa	200,000	199,422
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aa1	370,000	389,059
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/47	A+	275,000	285,593
TX State Trans. Comm. Hwy. Mandatory Put Bonds (10/1/21), Ser. B, 4.00%, 4/1/26	Aaa	500,000	527,955

			3,202,370
Washington (5.4%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	400,000	400,116
King Cnty., Swr. Mandatory Put Bonds (12/1/21), 2.60%, 1/1/43	Aa2	300,000	302,946
Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	358,070
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.77%, 1/1/42	A+	100,000	101,236

			1,162,368
West Virginia (0.6%)
WV State Econ. Dev. Auth. Poll Control Rev. Bonds, (Appalachian Pwr. Co. - Amos), Ser. C, 3.25%, 5/1/19	A-	50,000	50,052
WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19), (Appalachian Pwr. Co. - Amos), Ser. A, 1.90%, 3/1/40	A-	75,000	74,978

			125,030
Wisconsin (0.5%)
Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/22	BBB-	100,000	108,183

			108,183
TOTAL INVESTMENTS

Total investments (cost $22,438,068)			$22,502,222

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $21,656,297.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	19.3%
	Utilities	16.8
	Healthcare	15.1
	Local debt	13.1
	State debt	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$22,502,222	$—

Totals by level	$—	$22,502,222	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019